As filed with the Securities and Exchange Commission on September 20, 2001.

--------------------------------------------------------------------------------

                                                             File Nos. 033-35412
                                                                       811-06116

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 34
                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 42

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        NORTHBROOK LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQUIRE               DANIEL J. FITZPATRICK, ESQUIRE
ALLSTATE LIFE INSURANCE COMPANY              MORGAN STANLEY DW INC.
3100 SANDERS ROAD, SUITE J5B                 1585 BROADWAY
NORTHBROOK, ILLINOIS 60062                   NEW YORK, NEW YORK 10036


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     __ immediately upon filing pursuant to paragraph (b) of Rule 485 x on October 1, 2001 pursuant to paragraph (b) of Rule 485
     __ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     __ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[__] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of interest in the Northbrook Variable Annuity Account II under deferred variable annuity contracts.

Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding 10 new variable sub-accounts that will be available under the Morgan Stanley Variable Annuity II AssetManager contracts described in the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                       Northbrook Life Insurance Company
                     Northbrook Variable Annuity Account II

                       Supplement, dated October 1, 2001,
             to the Morgan Stanley Variable Annuity II AssetManager
                          Prospectus dated May 1, 2001

This supplement amends the above-referenced prospectus for the Morgan Stanley Variable Annuity II AssetManager Contracts (the "Contracts"), offered by Northbrook Life Insurance Company, to add 10 new Variable Sub-Accounts. Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the second paragraph with the following:

     The Contract offers 34 investment alternatives ("investment alternatives"). The investment alternatives include 2 fixed account options ("Fixed Account Options") and 32 variable sub-accounts ("Variable Sub-Accounts") of the Northbrook Variable Annuity Account II ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

          o  Morgan  Stanley   Variable   Investment   Series
          o  The  Universal Institutional  Funds,  Inc.
          o  Van Kampen Life  Investment  Trust
          o  AIM Variable  Insurance  Funds
          o  Alliance  Variable  Products  Series Fund (Class B shares)
          o  Putnam Variable Trust (Class IB Shares)

Change all references throughout the prospectus to the availability of "22" Variable Sub-Accounts to "32" Variable Sub-Accounts, and "24" investment alternatives to "34" investment alternatives.

Page 4: Under the section "Investment Alternatives," add the following investment advisers:

          o Morgan Stanley  Investment  Management  L.P.
          o AIM Advisors,  Inc.
          o Alliance Capital Management, L.P.
          o Putnam Investment Management, Inc.


Page 8: Insert the following to the chart describing Portfolio Annual Expenses:
Portfolio                                       Management Fees               12b-1 Fees              Other           Total Annual
                                                                                                     Expenses     Portfolio Expenses

The Universal Institutional Funds, Inc.
Mid Cap Value Portfolio                           0.53%                         N/A                   0.52%              1.05%
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund               0.61%                         N/A                    0.21%              0.82%
AIM V.I. Growth Fund                             0.61%                         N/A                    0.22%              0.83%
AIM V.I. Value Fund                              0.61%                         N/A                    0.23%              0.84%
Alliance Variable Products Series Fund  (Class B Shares)(4)
Alliance Growth Portfolio                        0.75%                        0.25%                    0.08%             1.08%
Alliance Growth and Income Portfolio             0.63%                        0.25%                    0.07%             0.95%
Alliance Premier Growth Portfolio                1.00%                        0.25%                    0.05%             1.30%
Putnam Variable Trust (Class IB   Shares)
Putnam VT Growth and Income Fund                0.46%                         0.25%                    0.04%             0.75%
Putnam VT International Growth Fund             0.80%                         0.25%                    0.17%             1.22%
Putnam VT Voyager Fund                          0.51%                         0.25%                    0.05%             0.81%

Page 8: Insert the following into the table in footnote (3) which sets forth that absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total Annual
Portfolio Expenses" would have been as follows:

Fund                                    Management Fees                 Rule 12b-1Fees               Other        Total Annual
                                                                                                    Expenses      Fund Expenses
Mid Cap Value Portfolio                   0.75%                              N/A                      0.52%           1.27%
Page 8:  Insert the following as footnote (4):

        (4) Class B of the Alliance Variable Products Series Fund has a distribution plan or "Rule 12b-1" plan as described in the Fund's prospectus.

Page 9: Insert the following into the Expense Example table:

Sub-Account                                1 Year                           3 Years                  5 Years         10 Years
The Universal Institutional Funds, Inc.
Mid Cap Value                              30                                 92                       156              329
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation              28                                 85                       145              306
AIM V.I. Growth                            28                                 85                       145              307
AIM V.I. Value                             28                                 86                       146              308
Alliance Variable Product Series Fund  (Class B Shares)
Alliance Growth                            30                                 93                       158              331
Alliance Growth and Income                 29                                 89                       151              319
Alliance Premier Growth                    33                                 100                      169              353
Putnam Variable Trust (Class IB   Shares)
Putnam VT Growth and Income                27                                 83                       141              299
Putnam VT International Growth             32                                 97                       165              345
Putnam VT Voyager                          28                                 85                       144              305


Page 14: Insert the following into the table describing the "investment objective" of each Portfolio:


Portfolio:                              Each Portfolio Seeks:                                Investment Advisor
The Universal Institutional Funds, Inc.
Mid Cap Value Portfolio                 Above average total return over a market cycle       Morgan Stanley Investment
                                        of three to five years                                 Management L.P.

AIM Variable Insurance Funds*
AIM V.I. Capital Appreciation Fund      Growth of capital
AIM V.I. Growth Fund                    Growth of capital                                    AIM Advisors, Inc.
AIM V.I. Value Fund                     Long-term growth of capital
AllianceVariable Products Series Fund
(Class B Shares)
Alliance Growth Portfolio              Long-term growth of capital. Current income
                                       is incidental to the Portfolio's objective


Alliance Growth and Income Portfolio   Reasonable current income and reasonable             Alliance Capital
                                       opportunity for appreciation                         Management, L.P.
Alliance Premier Growth Portfolio      Growth of capital by pursuing aggressive
                                       investment policies
Putnam Variable Trust (Class IB
Shares)
Putnam VT Growth and Income Fund       Capital growth and current income
                                                                                            Putnam Investment
Putnam VT International Growth Fund    Capital appreciation                                 Management, Inc.
Putnam VT Voyager Fund                 Capital appreciation

* A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

Page A-2; A-4; and A-6 (Appendix A): Add the following to the footnote after the tables of Accumulation Unit Values:

In addition, there are no Accumulation Unit Values to report for the following
Variable Sub-Accounts, which commenced operations on January 31, 2000, but which were first offered under the Contract as of the date of this supplement: Mid-Cap
Value, AIM V.I. Capital Appreciation, AIM V.I. Growth, AIM V.I. Value, Alliance
Growth, Alliance Growth and Income, Alliance Premier Growth, Putnam VT Growth and Income, Putnam VT International Growth, and Putnam VT Voyager.

                       Northbrook Life Insurance Company
                     Northbrook Variable Annuity Account II

                    Supplement, dated October 1, 2001, to the
                Morgan Stanley Variable Annuity II AssetManager
             Statement of Additional Information dated May 1, 2001

This supplement amends the above-referenced Statement of Additional Information ("SAI") for the Morgan Stanley Variable Annuity II AssetManager Contracts (the "Contracts"), offered by Northbrook Life Insurance Company, to add 10 new Variable Sub-Accounts.

Add the following to the section entitled "Standardized Total Returns," in the table setting forth the dates on which the Variable Sub-Accounts commenced operations:


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

Variable Sub-Account                                    Date
Mid-Cap Value                                           January 31, 2000

AIM VARIABLE INSURANCE FUNDS:

Variable Sub-Account                                    Date
Capital Appreciation                                    January 31, 2000
Growth                                                  January 31, 2000
Value                                                   January 31, 2000

ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES):

Variable Sub-Account                                    Date
Growth                                                  January 31, 2000
Growth and Income                                       January 31, 2000
Premier Growth                                          January 31, 2000

PUTNAM VARIABLE TRUST (CLASS IB SHARES):

Variable Sub-Account                                    Date
Growth and Income                                       January 31, 2000
International Growth                                    January 31, 2000
Voyager                                                 January 31, 2000

Insert the following into the tables describing Variable Sub-Account performance for each category of performance shown under Standardized Total Returns:

(WITHOUT AN OPTIONAL  DEATH OR INCOME BENEFIT)

                                                                        Ten Years or
Variable Sub-Account                 One Year           5 Years         Since Inception
AIM V.I. Capital Appreciation          N/A                N/A                -11.57%
AIM V.I. Growth                        N/A                N/A                -19.31%
AIM V.I. Value                         N/A                N/A                -14.68%

Alliance Growth                        N/A                N/A                -16.05%
Alliance Growth and Income             N/A                N/A                 15.55%
Alliance Premier Growth                N/A                N/A                -14.52

Mid Cap Value                          N/A                N/A                 12.16%

Putnam VT Growth and Income            N/A                N/A                  9.08%
Putnam VT International Growth         N/A                N/A                 -7.32%
Putnam VT Voyager                      N/A                N/A                -16.19%


(WITH ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION)

                                                                         Ten Years or
Variable Sub-Account               One Year             5 Years          Since Inception

AIM V.I. Capital Appreciation         N/A                N/A                 -11.68%
AIM V.I. Growth                       N/A                N/A                 -19.40%
AIM V.I. Value                        N/A                N/A                 -14.78%

Alliance Growth                       N/A                N/A                 -16.15%
Alliance Growth and Income            N/A                N/A                  15.41%
Alliance Premier Growth               N/A                N/A                 -14.63%

Mid Cap Value                         N/A                N/A                  12.02%

Putnam VT Growth and Income           N/A                N/A                   8.95%
Putnam VT International Growth        N/A                N/A                  -7.43%
Putnam VT Voyager                     N/A                N/A                 -16.29%


(WITH  PERFORMANCE  BENEFIT  COMBINATION  OPTION  OR DEATH  BENEFIT  COMBINATION
OPTION)

                                                                         Ten Years or
Variable Sub-Account               One Year             5 Years          Since Inception

AIM V.I. Capital Appreciation        N/A                 N/A                 -11.77%
AIM V.I. Growth                      N/A                 N/A                 -19.48%
AIM V.I. Value                       N/A                 N/A                 -14.86%

Alliance Growth                      N/A                 N/A                 -16.23%
Alliance Growth and Income           N/A                 N/A                  15.29%
Alliance Premier Growth              N/A                 N/A                --14.71%

Mid Cap Value                        N/A                 N/A                  11.91%

Putnam VT Growth and Income          N/A                 N/A                   8.84%
Putnam VT International Growth       N/A                 N/A                  -7.52%
Putnam VT Voyager                    N/A                 N/A                  -16.38%


Insert the following into the tables describing Variable Sub-Account performance for each category of performance shown under Non-Standardized Total Returns:

(WITHOUT AN OPTIONAL  DEATH OR INCOME BENEFIT)

                                                                         Ten Years or
Variable Sub-Account               One Year             5 Years          Since Inception

AIM V.I. Capital Appreciation        N/A                 N/A                  -10.66%
AIM V.I. Growth                      N/A                 N/A                  -18.39%
AIM V.I. Value                       N/A                 N/A                  -13.76%

Alliance Growth                      N/A                 N/A                  -15.14%
Alliance Growth and Income           N/A                 N/A                   16.46%
Alliance Premier Growth              N/A                 N/A                  -13.61%

Mid Cap Value                        N/A                 N/A                   13.07%

Putnam VT Growth and Income          N/A                 N/A                    9.99%
Putnam VT International Growth       N/A                 N/A                   -6.41%
Putnam VT Voyager                    N/A                 N/A                  -15.28%


(WITH ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR
PERFORMANCE INCOME BENEFIT OPTION)

                                                                         Ten Years or
Variable Sub-Account               One Year             5 Years          Since Inception

AIM V.I. Capital Appreciation        N/A                 N/A                  -10.76%
AIM V.I. Growth                      N/A                 N/A                  -18.49%
AIM V.I. Value                       N/A                 N/A                  -13.86%

Alliance Growth                      N/A                 N/A                  -15.24%
Alliance Growth and Income           N/A                 N/A                   16.32%
Alliance Premier Growth              N/A                 N/A                  -13.71%

Mid Cap Value                        N/A                 N/A                   12.94%

Putnam VT Growth and Income          N/A                 N/A                    9.86%
Putnam VT International Growth       N/A                 N/A                   -6.52%
Putnam VT Voyager                    N/A                 N/A                  -15.38%

(WITH  PERFORMANCE  BENEFIT  COMBINATION  OPTION  OR DEATH  BENEFIT  COMBINATION
OPTION)

                                                                         Ten Years or
Variable Sub-Account              One Year              5 Years          Since Inception

AIM V.I. Capital Appreciation       N/A                  N/A                  -10.85%


AIM V.I. Growth                     N/A                  N/A                  -18.57%
AIM V.I. Value                      N/A                  N/A                  -13.95%

Alliance Growth                     N/A                  N/A                  -15.32%
Alliance Growth and Income          N/A                  N/A                   16.21%
Alliance Premier Growth             N/A                  N/A                  -13.80%

Mid Cap Value                       N/A                  N/A                   12.83%

Putnam VT Growth and Income         N/A                  N/A                    9.75%
Putnam VT International Growth      N/A                  N/A                   -6.61%
Putnam VT Voyager                   N/A                  N/A                  -15.46%



In the first table in the section entitled "Adjusted Historical Returns", insert:

Variable Sub-Account                                   Inception Date of
                                                    Corresponding Portfolio

Mid-Cap Value                                           January 2, 1997
AIM V.I. Capital Appreciation                           May 5, 1993
AIM V.I. Growth                                         May 5, 1993
AIM V.I. Value                                          May 5, 1993
Alliance Growth                                         September 15, 1994
Alliance Growth and Income                              January 14, 1991
Alliance Premier Growth                                 July 14, 1999
Putnam VT Growth and Income                             February 1, 1998
Putnam VT International Growth                          January 2, 1997
Putnam VT Voyager                                       February 1, 1998

Insert the following to the tables describing Variable Sub-Account performance for each category of performance shown under Adjusted Historical Returns:

(WITHOUT AN OPTIONAL  DEATH OR INCOME BENEFIT)

                                                                         Ten Years or
Variable Sub-Account              One Year              5 Years          Since Inception

AIM V.I. Capital Appreciation     -12.37%                13.59%               15.48%
AIM V.I. Growth                   -21.80%                14.78%               14.25%
AIM V.I. Value                    -16.05%                14.00%               15.43%

Alliance Growth*                  -19.23%                16.97%               19.41%
Alliance Growth and Income*        11.59%                17.61%               13.41%
Alliance Premier Growth           -18.15%                   N/A               -5.65%

Mid Cap Value                       8.95%                   N/A               18.82%

Putnam VT Growth and Income**       6.17%                11.92%               12.66%
Putnam VT International Growth**  -11.05%                   N/A               16.87%
Putnam VT Voyager**               -17.91%                16.56%               18.28%


(WITH ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR
PERFORMANCE INCOME BENEFIT OPTION)

                                                                         Ten Years or
Variable Sub-Account              One Year               5 Years         Since Inception

AIM V.I. Capital Appreciation      -12.49%                13.44%              15.33%
AIM V.I. Growth                    -21.91%                14.63%              14.11%
AIM V.I. Value                     -16.16%                13.85%              15.28%

Alliance Growth*                   -19.33%                16.82%              19.26%
Alliance Growth and Income*         11.45%                17.46%              13.27%
Alliance Premier Growth            -18.26%                   N/A              -5.77%

Mid Cap Value                        8.95%                   N/A              18.82%

Putnam VT Growth and Income**        6.03%                 11.77%             12.51%
Putnam VT International Growth**   -11.16%                    N/A             16.71%
Putnam VT Voyager**                -18.02%                 16.41%             18.13%


(WITH  PERFORMANCE  BENEFIT  COMBINATION  OPTION  OR DEATH  BENEFIT  COMBINATION
OPTION)

                                                                         Ten Years or
Variable Sub-Account              One Year               5 Years         Since Inception

AIM V.I. Capital Appreciation      -12.58%               13.32%               15.20%
AIM V.I. Growth                    -21.99%               14.51%               13.98%
AIM V.I. Value                     -16.25%               13.73%               15.16%

Alliance Growth*                   -19.42%               16.69%               19.13%
Alliance Growth and Income*         11.32%               17.33%               13.14%
Alliance Premier Growth            -18.35%                  N/A               -5.88%

Mid Cap Value                        8.95%                  N/A               18.82%

Putnam VT Growth and Income**        5.91%                11.65%              12.39%
Putnam VT International Growth**   -11.26%                  N/A               16.59%
Putnam VT Voyager**                -18.11%                16.28%              18.00%

* The Portfolios'  Class B shares ("12b-1 class")  corresponding to the Alliance
Growth and Alliance Growth and Income Variable  Sub-Accounts  were first offered on June 1, 1999.  For periods  prior to these dates,  the  performance  shown is
based  on  the  historical   performance  of  the  Portfolios'  Class  A  shares
("non-12b-1  class"),  not  adjusted  to reflect  the  current  expenses  of the
Portfolios'  12b-1 class.  The inception  dates for the  Portfolios are as shown above.

** The Portfolios'  Class 1B shares ("12b-1 class")  corresponding to the Putnam
VT Growth and Income, International Growth, and Voyager Variable Sub-Accounts were first offered on April 6, 1998, April 30, 1998, and April 30, 1998, respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class IA shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

                                     PART C
                               OTHER INFORMATION

Part C is hereby amended to include the following exhibits:

Item 24(b). EXHIBITS

(9)(d)  Opinion and Consent of General Counsel

(13)(d) Performance Data Calculations

(99)(c) Power of Attorney for Steve Shebik

SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended registration statement, and has caused this Registration Statement, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northbrook, State of Illinois, on the 20th day of September, 2001.

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)

                      BY: NORTHBROOK LIFE INSURANCE COMPANY
                                   (DEPOSITOR)


By: /s/MICHAEL J. VELOTTA
--------------------------
Michael J. Velotta
Vice President, Secretary and
General Counsel

As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed below by the following directors and officers of Northbrook Life Insurance Company on the 20th day of September, 2001.

*/THOMAS J. WILSON, II                  Director, President and Chief Executive
                                         Officer
----------------------                  (Principal Executive Officer)
Thomas J. Wilson, II

/s/ MICHAEL J. VELOTTA                    Director, Vice President, Secretary
                                          and General Counsel
----------------------
Michael J. Velotta

*/MARGARET G. DYER                        Director
----------------------
Margaret G. Dyer

*/ MARLA G. FRIEDMAN                      Director and Vice President
----------------------
Marla G. Friedman

*/JOHN C. LOUNDS                          Director
----------------------
John C. Lounds

*/J. KEVIN McCARTHY                       Director
----------------------
J. Kevin McCarthy

*/STEVE SHEBIK                           Director
----------------------                  (Principal Financial Officer)
Steve Shebik

*/SAMUEL H. PILCH                       Vice President and Controller
----------------------                  (Principal Accounting Officer)
Samuel H. Pilch

*/ By Michael J. Velotta, pursuant to Power of Attorney.

                                  EXHIBIT LIST

The following exhibits are filed herewith:

EXHIBIT NO.                DESCRIPTION


    (9)(d)        Opinion and Consent of General Counsel

    (13)(d)       Performance Data Calculations

    (99)(c)       Power of Attorney for Steve Shebik